Schedule of Investments PIMCO RAE PLUS EMG Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

	$		$
	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 171.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Discovery Global Holdings, Inc.
6.144% (TSFR1M + 3.644%) due 06/03/2033 ~		$392		$393

Total Loan Participations and Assignments (Cost $391)				393

CORPORATE BONDS & NOTES 3.1%
BANKING & FINANCE 1.7%
ARES Strategic Income Fund
5.450% due 09/09/2028		500		495
Athene Global Funding
5.033% due 07/17/2030		600		595
Barclays PLC
6.224% due 05/09/2034 •		500		526
First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~		300		300
Ford Motor Credit Co. LLC
3.815% due 11/02/2027		200		197
5.800% due 03/05/2027		200		201
5.800% due 03/08/2029		200		202
GSPA Monetization Trust
6.422% due 10/09/2029		357		358
Host Hotels & Resorts LP
5.500% due 04/15/2035		100		100
Morgan Stanley
5.320% due 07/19/2035 •		100		100
QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~		200		201
Sumisho Air Lease Corp.
4.500% due 03/24/2029		300		298
VICI Properties LP
4.750% due 02/15/2028		200		200

				3,773

INDUSTRIALS 1.1%
Beignet Investor LLC
6.581% due 05/30/2049		880		898
Petroleos del Peru SA
5.625% due 06/19/2047		300		215
Petroleos Mexicanos
6.350% due 02/12/2048		100		82
QatarEnergy
4.625% due 06/23/2029		300		298
Road Michigan Property Owner I LLC
7.500% due 03/30/2045		900		898
United Airlines Pass-Through Trust
5.450% due 08/15/2038		94		96

				2,487

UTILITIES 0.3%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.125% due 05/15/2027		200		199
Southern California Edison Co.
4.650% due 10/01/2043		100		85
5.150% due 06/01/2029		400		404
				688

Total Corporate Bonds & Notes (Cost $6,831)				6,948

MUNICIPAL BONDS & NOTES 0.0%
NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041		60		66

Total Municipal Bonds & Notes (Cost $60)				66

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
U.S. GOVERNMENT AGENCIES 95.2%
Federal Home Loan Mortgage Corp.
3.000% due 09/01/2032			365		353
5.000% due 02/01/2053 - 10/01/2053			572		566
5.000% due 12/01/2053 (f)			1,267		1,251
5.500% due 11/01/2054 (f)			8,179		8,226
5.500% due 09/01/2055			1,431		1,459
6.000% due 10/01/2055			182		187
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.004% due 07/25/2054 ~			546		529
Federal Home Loan Mortgage Corp. REMICS
4.257% due 07/15/2041 •			65		65
4.407% due 08/15/2037 •			83		83
4.417% due 10/15/2037 •			12		12
4.427% due 05/15/2037 - 09/15/2037 •			88		89
4.568% due 11/25/2054 •			450		454
4.578% due 09/25/2055 •			2,906		2,941
4.578% due 09/25/2055 •(f)			5,469		5,516
4.613% due 07/25/2056 •			8,800		8,826
4.728% due 11/25/2054 •			574		571
4.778% due 12/25/2054 •			652		658
4.828% due 10/25/2055 •			6,468		6,483
Federal National Mortgage Association
3.000% due 01/01/2027			10		10
4.000% due 04/01/2043 - 08/01/2051 (f)			3,348		3,226
5.500% due 07/01/2054 - 11/01/2054			1,625		1,649
Federal National Mortgage Association REMICS
4.092% due 07/25/2037 •			6		6
4.122% due 07/25/2037 •			13		13
4.142% due 09/25/2035 •			21		21
4.462% due 06/25/2037 •			85		85
4.578% due 11/25/2054 •			349		351
Federal National Mortgage Association-ACES
2.350% due 01/25/2031 ~(a)			2,272		91
Government National Mortgage Association REMICS
4.085% due 08/20/2047 •			312		305
4.759% due 07/20/2055 •			1,094		1,109
4.959% due 07/20/2055 •(f)			4,051		4,099
Government National Mortgage Association, TBA
3.500% due 07/01/2056			6,400		5,749
4.000% due 07/01/2056 - 08/01/2056			7,220		6,708
4.500% due 07/01/2056			3,150		3,026
5.000% due 07/01/2056			5,310		5,236
5.500% due 08/01/2056			3,010		3,021
6.000% due 09/01/2056			2,970		3,025
U.S. Small Business Administration
6.220% due 12/01/2028			1		1
Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2056			370		322
4.000% due 08/01/2056			4,650		4,343
4.500% due 07/01/2056			1,550		1,485
5.000% due 07/01/2056 - 08/01/2056			46,570		45,742
5.500% due 07/01/2056 - 08/01/2056			6,520		6,540
6.000% due 08/01/2041 - 09/01/2056			52,440		53,455
6.500% due 08/01/2056			27,350		28,261

Total U.S. Government Agencies (Cost $215,667)					216,148

U.S. TREASURY OBLIGATIONS 2.3%
U.S. Treasury Bonds
4.625% due 05/15/2044 (j)			2,400		2,319
4.875% due 08/15/2045 (j)			59		59
U.S. Treasury Notes
3.875% due 07/31/2030 (h)(j)			2,400		2,372
4.125% due 02/15/2036			430		419

Total U.S. Treasury Obligations (Cost $5,291)					5,169

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.9%
American Home Mortgage Assets Trust
6.750% due 11/25/2046 þ			249		227
Avon Finance
4.646% due 12/28/2049 •	GBP		450		597
Banc of America Funding Trust
4.595% due 02/20/2035 ~			$19		17
Banc of America Mortgage Trust
4.779% due 06/25/2035 ~			8		7
Bear Stearns ALT-A Trust
4.083% due 08/25/2036 •			856		780
BX Commercial Mortgage Trust
5.465% due 01/17/2039 •			700		700

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
CHL Mortgage Pass-Through Trust
6.000% due 07/25/2036			802		361
6.148% due 02/20/2036 •			6		5
6.500% due 12/25/2037			1,253		450
Citigroup Mortgage Loan Trust, Inc.
6.050% due 03/25/2036 •			40		40
CLNY Trust
5.108% due 11/15/2038 •			361		357
Countrywide Alternative Loan Trust
4.163% due 05/25/2036 •			177		160
CSMC Mortgage-Backed Trust
6.421% due 10/25/2037 ~			663		373
DSLA Mortgage Loan Trust
4.574% due 09/19/2044 •			59		55
First Horizon Mortgage Pass-Through Trust
4.628% due 10/25/2035 ~			134		122
GCAT Trust
6.007% due 01/25/2059 þ			267		267
HarborView Mortgage Loan Trust
4.254% due 01/19/2036 •			1,416		900
4.434% due 06/20/2035 •			246		231
HomeBanc Mortgage Trust
4.383% due 03/25/2035 •			291		239
Impac CMB Trust
4.403% due 03/25/2035 •			204		202
IndyMac INDX Mortgage Loan Trust
4.283% due 06/25/2035 •			81		65
JP Morgan Mortgage Trust
4.828% due 04/25/2066 ~			1,003		1,007
5.088% due 08/25/2035 ~			47		40
5.750% due 01/25/2036			10		5
Lehman Mortgage Trust
4.413% due 11/25/2036 •			991		438
Lehman XS Trust
4.213% due 08/25/2046 •			1,101		1,168
Merrill Lynch Mortgage Investors Trust
4.802% due 09/25/2035 ~			70		55
Merrion Square Residential DAC
3.378% due 03/24/2081 •	EUR		641		735
Morgan Stanley Mortgage Loan Trust
3.417% due 07/25/2035 ~			$178		161
6.815% due 06/25/2036 þ			2,711		710
Morgan Stanley Residential Mortgage Loan Trust
5.332% due 06/26/2056 •			1,100		1,103
RALI Trust
4.123% due 09/25/2036 •			683		647
4.263% due 08/25/2035 •			1,210		827
5.129% due 12/25/2035 ~			968		805
Residential Asset Securitization Trust
6.000% due 03/25/2037			2,798		827
Sequoia Mortgage Trust
4.314% due 07/20/2034 •			166		167
Structured Adjustable Rate Mortgage Loan Trust
6.063% due 12/25/2037 •			1,081		949
Verus Securitization Trust
6.218% due 06/25/2069 þ			268		269
WaMu Mortgage Pass-Through Certificates Trust
3.408% due 01/25/2037 ~			123		110
3.986% due 02/25/2037 ~			326		308
4.028% due 06/25/2037 ~			582		534
4.034% due 12/25/2036 ~			71		65
5.244% due 10/25/2046 •			1,444		1,390
5.244% due 11/25/2046 •			1,352		1,190
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
3.808% due 09/25/2036 þ			2,116		537

Total Non-Agency Mortgage-Backed Securities (Cost $24,229)					20,202

ASSET-BACKED SECURITIES 16.6%
AUTOMOBILE ABS OTHER 0.8%
Carvana Auto Receivables Trust
5.050% due 05/12/2031			500		502
SBNA Auto Receivables Trust
5.140% due 04/15/2031			1,288		1,290

					1,792

AUTOMOBILE SEQUENTIAL 0.7%
FHF Trust
6.570% due 06/15/2028			22		21
Hertz Vehicle Financing III LLC
5.440% due 01/25/2029			900		909
Lendbuzz Securitization Trust
7.500% due 12/15/2028			417		422

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030			84		84
SCCU Auto Receivables Trust
5.700% due 10/16/2028			137		138

					1,574

CMBS OTHER 2.3%
Arbor Realty Commercial Real Estate Notes Ltd.
5.043% due 01/15/2037 •			122		122
AREIT Trust
4.856% due 01/20/2037 •			159		160
BDS LLC
5.210% due 10/17/2042 •			900		901
INCREF LLC
5.050% due 01/19/2044 •			600		600
LMNT CRE LLC
5.189% due 07/21/2043 •			800		801
LoanCore Issuer Ltd.
5.040% due 11/15/2038 •			12		12
LRECS LLC
5.139% due 08/19/2043 •			800		800
MF1 LLC
5.209% due 02/18/2040 •			1,000		999
5.789% due 06/19/2037 •			777		778
MF1 Ltd.
4.832% due 10/16/2036 •			91		92

					5,265

HOME EQUITY OTHER 4.3%
Countrywide Asset-Backed Certificates
4.243% due 04/25/2037 •			567		509
Fremont Home Loan Trust
4.043% due 01/25/2037 •			1,763		904
GSAA Home Equity Trust
4.163% due 03/25/2037 •			4,448		1,182
GSAA Trust
5.995% due 03/25/2046 ~			4,092		1,391
IXIS Real Estate Capital Trust
4.163% due 03/25/2036 •			550		285
JP Morgan Mortgage Trust
4.894% due 04/25/2066 ~			1,094		1,082
MASTR Specialized Loan Trust
4.888% due 11/25/2035 •			1,318		1,253
Morgan Stanley ABS Capital I, Inc. Trust
3.843% due 11/25/2036 •			1,168		647
3.943% due 03/25/2037 •			2,823		1,137
Option One Mortgage Loan Trust
4.203% due 05/25/2037 •			1,201		725
RCKT Mortgage Trust
6.147% due 06/25/2044 þ			265		266
Securitized Asset-Backed Receivables LLC Trust
4.243% due 07/25/2036 •			922		347

					9,728

WHOLE LOAN COLLATERAL 1.9%
Citigroup Mortgage Loan Trust, Inc.
7.250% due 05/25/2036 þ			832		402
GSRPM Mortgage Loan Trust
5.113% due 03/25/2035 •			2,932		3,356
Specialty Underwriting & Residential Finance Trust
4.063% due 09/25/2037 •			822		574

					4,332

OTHER ABS 6.6% 37 Capital CLO 1 Ltd.
4.953% due 10/15/2034 •			500		501
Anchorage Credit Funding 14 Ltd.
3.000% due 01/21/2040			300		286
Arbour CLO VI DAC
3.433% due 11/15/2037 •	EUR		800		915
ARES European CLO XIX DAC
3.586% due 07/15/2037 «•			500		571
BlueMountain CLO XXII Ltd.
5.015% due 07/15/2031 •			$51		51
Boyce Park CLO Ltd.
4.672% due 04/21/2035 •			1,200		1,201
Capital Four CLO IV DAC
3.394% due 04/15/2038 •	EUR		700		800
CarVal CLO I Ltd.
4.910% due 07/16/2031 •			$301		301

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
CQS U.S. CLO Ltd.
4.875% due 01/20/2035 •			900		901
Elevation CLO Ltd.
4.955% due 01/25/2035 •			900		900
Elmwood CLO 15 Ltd.
4.814% due 04/22/2035 •			700		700
Invesco Euro CLO III DAC
3.260% due 10/30/2038 •	EUR		500		572
Jamestown CLO XVIII Ltd.
4.937% due 07/25/2035 •			$500		501
KKR CLO 16 Ltd.
4.815% due 10/20/2034 •			500		501
Nelnet Student Loan Trust
5.809% due 02/20/2041 •			118		120
6.640% due 02/20/2041			118		121
Neuberger Berman Loan Advisers Euro CLO 6 DAC
3.414% due 07/15/2039 •	EUR		500		572
Northwoods Capital XIV-B Ltd.
4.894% due 11/13/2031 •			$341		341
Octagon Investment Partners 40 Ltd.
4.715% due 01/20/2035 •			500		500
Palmer Square European Loan Funding DAC
3.283% due 05/15/2034 •	EUR		442		505
4.173% due 05/15/2034 •			1,000		1,146
4.283% due 02/15/2035 •			500		574
Romark Credit Funding Ltd.
5.423% due 07/29/2043			$1,000		1,003
TCW CLO AMR Ltd.
4.948% due 08/16/2034 •			500		501
Tikehau U.S. CLO I Ltd.
4.767% due 01/18/2035 •			500		500
Upstart Structured Pass-Through Trust
4.250% due 06/17/2030			6		6
Wellfleet CLO Ltd.
4.855% due 04/20/2034 •			500		501

					15,091

Total Asset-Backed Securities (Cost $43,025)					37,782

SOVEREIGN ISSUES 13.0%
Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP		45,000		48
5.800% due 10/01/2029			55,000		61
Brazil Government International Bonds
4.000% due 04/23/2030	EUR		300		344
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2026 (d)	BRL		26,300		4,928
Colombia TES
7.250% due 10/18/2034	COP		1,818,200		403
11.000% due 08/22/2029			5,928,600		1,684
11.750% due 01/24/2035			9,071,300		2,607
12.750% due 11/28/2040			1,456,500		445
13.250% due 02/09/2033			4,570,000		1,411
Development Bank of Kazakhstan JSC
4.600% due 01/31/2031			$700		687
Eagle Funding Luxco SARL
5.500% due 08/17/2030			1,000		1,005
Ecuador Government International Bonds
0.000% due 07/31/2030 (d)			270		234
Ivory Coast Government International Bonds
6.625% due 03/22/2048	EUR		300		332
Japan Government Thirty Year Bonds
2.400% due 03/20/2055	JPY		130,000		593
Mexico Government International Bonds
5.850% due 07/02/2032			$200		202
Panama Government International Bonds
6.400% due 02/14/2035			400		423
Peru Government Bonds
6.150% due 08/12/2032	PEN		800		253
6.850% due 08/12/2035			1,700		523
7.300% due 08/12/2033			3,900		1,278
7.600% due 08/12/2039			100		31
Peru Government International Bonds
5.400% due 08/12/2034			3,300		943
6.150% due 08/12/2032			15,300		4,848
6.950% due 08/12/2031			561		187
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR		31,570		1,652
7.000% due 02/28/2031			33,620		1,983
8.250% due 03/31/2032			3,400		210
8.500% due 01/31/2037			4,900		298
8.875% due 02/28/2035			18,600		1,177
Romania Government International Bonds
6.750% due 07/11/2039	EUR		400		485

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2026 (Unaudited)

		$	$
Turkiye Government Bonds
40.760% (BISTREFI + 0.000%) due 08/19/2026 ~	TRY	100		2
40.760% (BISTREFI + 0.000%) due 05/17/2028 ~		9,500		206

Total Sovereign Issues (Cost $27,530)				29,483

		SHARES
COMMON STOCKS 3.9%
CONSUMER DISCRETIONARY 0.9%
Amazon.com, Inc. (b)		8,284		1,974

INFORMATION TECHNOLOGY 3.0%
NVIDIA Corp.		34,617		6,927

Total Common Stocks (Cost $8,704)				8,901

EXCHANGE-TRADED FUNDS 16.3% iShares Core S&P 500 ETF		41,398		31,002
State Street SPDR Portfolio S&P 500 ETF		66,939		5,883

Total Exchange-Traded Funds (Cost $35,947)				36,885

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 11.8%
COMMERCIAL PAPER 1.8%
Constellation Energy Generation LLC
4.110% due 08/03/2026		$2,300		2,290
eBay, Inc.
4.060% due 08/24/2026		1,700		1,690

				3,980

REPURCHASE AGREEMENTS (e) 3.9%
				8,900

NIGERIA TREASURY BILLS 0.2%
20.602% due 01/14/2027 - 01/28/2027 (c)(d)	NGN	852,900		553

U.S. TREASURY BILLS 5.9%
3.692% due 07/21/2026 - 09/24/2026 (c)(d)(j)		$13,344		13,289

Total Short-Term Instruments (Cost $26,722)				26,722

Total Investments in Securities (Cost $394,397)				388,699

		SHARES
INVESTMENTS IN AFFILIATES 12.8%
SHORT-TERM INSTRUMENTS 12.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.8%
PIMCO Short Asset Portfolio		2,956,213		29,119
PIMCO Short-Term Floating NAV Portfolio III		3,512		34

Total Short-Term Instruments (Cost $29,022)				29,153

Total Investments in Affiliates (Cost $29,022)				29,153

Total Investments 184.1% (Cost $423,419)				$417,852
Financial Derivative Instruments (g)(i) 2.0%(Cost or Premiums, net $5,195)				4,462
Other Assets and Liabilities, net (86.1)%				(195,392)

Net Assets 100.0%				$226,922

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
SAL	3.690%	06/30/2026	07/01/2026	$8,900	U.S. Treasury Bills 0.000% due 12/24/2026	$(9,081)	$8,900	$8,901

Total Repurchase Agreements						$(9,081)	$8,900	$8,901

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
DEU	3.740%	06/22/2026	07/01/2026	(4,709)	$(4,713)
SAL	3.740	06/11/2026	07/13/2026	(4,321)	(4,330)
	3.770	06/24/2026	07/13/2026	(4,870)	(4,874)
	3.770	06/25/2026	07/13/2026	(4,549)	(4,551)
	3.810	06/26/2026	07/13/2026	(9,135)	(9,140)

Total Reverse Repurchase Agreements					$(27,608)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (10.8)%
Government National Mortgage Association, TBA	3.000%	07/01/2056	$6,400	$(5,610)	$(5,681)
Uniform Mortgage-Backed Security, TBA	2.000	07/01/2056	4,490	(3,561)	(3,586)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2056	6,050	(5,042)	(5,054)
Uniform Mortgage-Backed Security, TBA	3.500	08/01/2056	7,080	(6,376)	(6,419)
Uniform Mortgage-Backed Security, TBA	4.000	07/01/2056	3,440	(3,203)	(3,216)
Uniform Mortgage-Backed Security, TBA	4.500	08/01/2056	500	(481)	(479)

Total Short Sales (10.8)%				$(24,273)	$(24,435)

(f)	Securities with an aggregate market value of $28,714 have been pledged as collateral under the terms of master agreements as of June 30, 2026.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(3,549) at a weighted average interest rate of 3.757%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

FUTURE STYLED COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOE California Carbon Allowances December 2026 Futures	$45.000	12/15/2026	27	$27	$11	$2

Total Purchased Options					$11	$2

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2026 (Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month CORRA Futures	06/2027	1	$172	$0	$0	$0
California Carbon Allowance Vintage Futures	12/2026	27	890	(9)	0	(4)
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	309	33,956	210	0	(92)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	145	29,889	(38)	0	(17)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	188	20,125	(18)	0	(35)
Euro-BTP Italian Bond Futures	09/2026	23	3,136	27	0	(2)
SFE 10 Year Australian Bond Futures	09/2026	32	2,433	34	4	(6)
Three Month SONIA Index Futures	06/2027	65	20,682	97	0	(7)
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	29	3,262	43	0	(11)

				$346	$4	$(174)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3 Month Euro Euribor Futures	06/2027	2	$(556)	$1	$0	$0
Adjusted Interest Rate S&P 500 Total Return Index Futures	07/2026	24	(8,808)	(246)	0	(75)
Adjusted Interest Rate S&P 500 Total Return Index Futures	09/2026	64	(23,530)	(212)	0	(203)
French Government Bond Futures	09/2026	114	(15,628)	(60)	27	0
SFE 3 Year Australian Bond Futures	09/2026	4	(290)	(2)	0	0
TSE Japanese 10 Year Bond Futures	09/2026	9	(7,072)	(18)	26	0
Ultra U.S. Treasury Bond Futures	09/2026	29	(3,369)	19	22	0

				$(518)	$75	$(278)

Total Futures Contracts				$(172)	$79	$(452)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

									Variation Margin(8)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2026	0.039%	$400	$4	$(2)	$2	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(3)

								Variation Margin(8)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-44 5-Year Index	(1.000)%	Quarterly	06/20/2030	$7,000	$(155)	$7	$(148)	$1	$0
CDX.IG-45 5-Year Index	(1.000)	Quarterly	12/20/2030	70,300	(1,419)	(124)	(1,543)	8	0
CDX.IG-46 5-Year Index	(1.000)	Quarterly	06/20/2031	11,150	(186)	(62)	(248)	1	0

					$(1,760)	$(179)	$(1,939)	$10	$0

INTEREST RATE SWAPS

		$				$		$		$		$		$		$
														Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate		Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)		Unrealized Appreciation/ (Depreciation)		Market Value		Asset		Liability
Pay	1-Day GBP-SONIO Compounded-OIS		3.750%	Annual	09/17/2030	GBP	15,800		$(82)		$(176)		$(258)		$0		$(20)
Pay	1-Day GBP-SONIO Compounded-OIS		4.320	Annual	10/20/2033		100		(1)		3		2		0		0
Pay	1-Day GBP-SONIO Compounded-OIS		3.930	Annual	01/06/2035		100		0		(3)		(3)		0		0
Pay	1-Day GBP-SONIO Compounded-OIS		4.000	Annual	09/17/2035		1,900		(56)		2		(54)		0		(5)
Pay(7)	1-Day GBP-SONIO Compounded-OIS		4.000	Annual	09/16/2036		4,700		(90)		(92)		(182)		0		(12)
Receive	1-Day GBP-SONIO Compounded-OIS		4.500	Annual	09/17/2055		980		46		5		51		5		0

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2026 (Unaudited)

		$				$		$		$		$		$		$
Pay(7)	1-Day JPY-MUTKCALM Compounded-OIS		2.000	Annual	09/16/2036	JPY	1,259,700		(195)		(188)		(383)		0		(40)
Pay	1-Day JPY-MUTKCALM Compounded-OIS		2.500	Annual	12/17/2055		290,000		(135)		(144)		(279)		0		(28)
Receive	1-Day USD-SOFR Compounded-OIS		3.250	Annual	06/21/2028		$8,400		103		18		121		7		0
Pay(7)	1-Day USD-SOFR Compounded-OIS		3.150	Annual	08/25/2028		78,500		(506)		(82)		(588)		0		(45)
Pay	1-Day USD-SOFR Compounded-OIS		3.842	Annual	02/28/2029		11,260		0		(29)		(29)		0		(14)
Receive	1-Day USD-SOFR Compounded-OIS		3.750	Annual	06/20/2029		800		8		(4)		4		1		0
Receive	1-Day USD-SOFR Compounded-OIS		3.842	Annual	03/04/2030		200		0		0		0		0		0
Receive	1-Day USD-SOFR Compounded-OIS		3.000	Annual	06/21/2030		5,820		154		42		196		12		0
Receive	1-Day USD-SOFR Compounded-OIS		3.750	Annual	09/17/2030		2,210		(31)		47		16		5		0
Receive(7)	1-Day USD-SOFR Compounded-OIS		4.000	Annual	11/30/2030		1,300		(6)		2		(4)		3		0
Receive	1-Day USD-SOFR Compounded-OIS		3.750	Annual	12/17/2030		8,750		(144)		200		56		21		0
Receive	1-Day USD-SOFR Compounded-OIS		3.750	Annual	12/18/2031		3,100		9		15		24		9		0
Receive	1-Day USD-SOFR Compounded-OIS		1.750	Annual	06/15/2032		7,300		934		(88)		846		23		0
Receive	1-Day USD-SOFR Compounded-OIS		3.750	Annual	09/17/2032		1,150		(12)		24		12		4		0
Receive	1-Day USD-SOFR Compounded-OIS		3.750	Annual	12/17/2032		7,630		(173)		252		79		27		0
Pay	1-Day USD-SOFR Compounded-OIS		3.750	Annual	03/18/2033		4,490		3		(53)		(50)		0		(17)
Pay	1-Day USD-SOFR Compounded-OIS		3.742	Annual	03/26/2033		3,100		(15)		(19)		(34)		0		(11)
Pay	1-Day USD-SOFR Compounded-OIS		3.721	Annual	04/01/2033		3,100		(15)		(24)		(39)		0		(11)
Pay	1-Day USD-SOFR Compounded-OIS		3.646	Annual	04/17/2033		1,600		(12)		(16)		(28)		0		(6)
Pay	1-Day USD-SOFR Compounded-OIS		3.674	Annual	04/29/2033		2,700		(19)		(23)		(42)		0		(10)
Pay	1-Day USD-SOFR Compounded-OIS		3.560	Annual	04/30/2033		2,700		(25)		(36)		(61)		0		(10)
Pay	1-Day USD-SOFR Compounded-OIS		3.600	Annual	06/04/2033		3,200		(16)		(49)		(65)		0		(12)
Receive	1-Day USD-SOFR Compounded-OIS		3.500	Annual	06/17/2033		1,700		29		17		46		7		0
Receive	1-Day USD-SOFR Compounded-OIS		3.000	Annual	06/21/2033		13,600		889		(105)		784		51		0
Pay	1-Day USD-SOFR Compounded-OIS		3.783	Annual	06/23/2033		3,100		(19)		(10)		(29)		0		(12)
Receive	1-Day USD-SOFR Compounded-OIS		3.500	Annual	12/20/2033		1,800		135		(80)		55		7		0
Receive	1-Day USD-SOFR Compounded-OIS		3.842	Annual	12/26/2033		100		(1)		2		1		0		0
Receive	1-Day USD-SOFR Compounded-OIS		3.810	Annual	01/02/2034		100		(1)		2		1		0		0
Receive	1-Day USD-SOFR Compounded-OIS		3.684	Annual	01/03/2034		100		(1)		3		2		0		0
Receive	1-Day USD-SOFR Compounded-OIS		3.648	Annual	01/08/2034		100		(1)		3		2		0		0
Receive	1-Day USD-SOFR Compounded-OIS		3.594	Annual	01/09/2034		100		0		2		2		0		0
Receive	1-Day USD-SOFR Compounded-OIS		3.750	Annual	06/20/2034		4,140		(17)		79		62		18		0
Receive	1-Day USD-SOFR Compounded-OIS		4.060	Annual	07/02/2034		100		0		(1)		(1)		0		0
Receive	1-Day USD-SOFR Compounded-OIS		3.795	Annual	08/06/2034		100		0		1		1		1		0
Receive	1-Day USD-SOFR Compounded-OIS		3.679	Annual	08/13/2034		100		0		2		2		0		0
Receive	1-Day USD-SOFR Compounded-OIS		3.595	Annual	08/19/2034		100		0		3		3		0		0
Receive	1-Day USD-SOFR Compounded-OIS		3.613	Annual	08/22/2034		100		0		3		3		0		0
Receive	1-Day USD-SOFR Compounded-OIS		3.565	Annual	08/28/2034		100		0		3		3		1		0
Receive	1-Day USD-SOFR Compounded-OIS		3.600	Annual	08/28/2034		100		(1)		4		3		1		0
Receive	1-Day USD-SOFR Compounded-OIS		3.605	Annual	08/28/2034		100		0		3		3		1		0
Receive	1-Day USD-SOFR Compounded-OIS		3.643	Annual	08/28/2034		100		0		2		2		1		0
Receive	1-Day USD-SOFR Compounded-OIS		3.470	Annual	09/04/2034		100		0		4		4		0		0

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2026 (Unaudited)

		$				$		$		$		$		$		$
Receive	1-Day USD-SOFR Compounded-OIS		3.514	Annual	09/04/2034		100		0		3		3		1		0
Receive	1-Day USD-SOFR Compounded-OIS		3.525	Annual	09/04/2034		100		0		3		3		1		0
Receive	1-Day USD-SOFR Compounded-OIS		3.408	Annual	09/05/2034		100		0		4		4		0		0
Receive	1-Day USD-SOFR Compounded-OIS		3.410	Annual	09/05/2034		100		0		4		4		0		0
Receive	1-Day USD-SOFR Compounded-OIS		3.232	Annual	09/10/2034		120		(1)		8		7		1		0
Receive	1-Day USD-SOFR Compounded-OIS		3.240	Annual	09/16/2034		100		(1)		7		6		0		0
Receive	1-Day USD-SOFR Compounded-OIS		3.278	Annual	09/16/2034		100		(1)		6		5		0		0
Receive	1-Day USD-SOFR Compounded-OIS		3.248	Annual	09/18/2034		100		0		6		6		0		0
Pay	1-Day USD-SOFR Compounded-OIS		3.860	Annual	11/14/2034		200		(1)		0		(1)		0		(1)
Pay	1-Day USD-SOFR Compounded-OIS		3.793	Annual	11/19/2034		200		(1)		(2)		(3)		0		(1)
Pay	1-Day USD-SOFR Compounded-OIS		3.855	Annual	11/19/2034		100		(1)		0		(1)		0		0
Receive	1-Day USD-SOFR Compounded-OIS		3.750	Annual	12/18/2034		8,250		(52)		190		138		37		0
Pay	1-Day USD-SOFR Compounded-OIS		3.933	Annual	01/06/2035		200		(1)		1		0		0		(1)
Pay	1-Day USD-SOFR Compounded-OIS		3.840	Annual	01/08/2035		100		0		(1)		(1)		0		0
Pay	1-Day USD-SOFR Compounded-OIS		3.850	Annual	01/08/2035		100		0		(1)		(1)		0		0
Pay	1-Day USD-SOFR Compounded-OIS		3.890	Annual	01/08/2035		100		0		(1)		(1)		0		(1)
Pay	1-Day USD-SOFR Compounded-OIS		3.896	Annual	01/08/2035		100		0		0		0		0		(1)
Pay	1-Day USD-SOFR Compounded-OIS		3.900	Annual	01/08/2035		100		0		0		0		0		(1)
Pay	1-Day USD-SOFR Compounded-OIS		3.880	Annual	01/13/2035		200		(1)		0		(1)		0		(1)
Pay	1-Day USD-SOFR Compounded-OIS		4.013	Annual	01/15/2035		100		0		0		0		0		(1)
Pay	1-Day USD-SOFR Compounded-OIS		4.071	Annual	01/15/2035		100		0		1		1		0		(1)
Pay	1-Day USD-SOFR Compounded-OIS		4.100	Annual	01/21/2035		100		0		1		1		0		(1)
Pay	1-Day USD-SOFR Compounded-OIS		4.090	Annual	01/22/2035		100		0		1		1		0		(1)
Receive	1-Day USD-SOFR Compounded-OIS		4.000	Annual	02/26/2035		50		0		0		0		0		0
Receive	1-Day USD-SOFR Compounded-OIS		3.890	Annual	03/03/2035		50		0		0		0		0		0
Receive	1-Day USD-SOFR Compounded-OIS		3.908	Annual	03/04/2035		100		0		0		0		1		0
Receive	1-Day USD-SOFR Compounded-OIS		3.874	Annual	03/05/2035		200		(1)		2		1		1		0
Receive	1-Day USD-SOFR Compounded-OIS		3.899	Annual	03/11/2035		100		0		1		1		1		0
Receive	1-Day USD-SOFR Compounded-OIS		3.905	Annual	03/12/2035		100		0		0		0		1		0
Receive	1-Day USD-SOFR Compounded-OIS		3.975	Annual	03/21/2035		200		(1)		1		0		1		0
Receive	1-Day USD-SOFR Compounded-OIS		3.930	Annual	03/24/2035		200		(1)		2		1		1		0
Receive	1-Day USD-SOFR Compounded-OIS		3.884	Annual	03/25/2035		200		(1)		2		1		1		0
Pay	1-Day USD-SOFR Compounded-OIS		3.750	Annual	05/07/2035		200		(1)		(2)		(3)		0		(1)
Receive	1-Day USD-SOFR Compounded-OIS		3.750	Annual	09/17/2035		19,870		43		357		400		94		0
Receive	1-Day USD-SOFR Compounded-OIS		3.750	Annual	12/17/2035		1,110		(20)		43		23		5		0
Receive	1-Day USD-SOFR Compounded-OIS		3.679	Annual	02/15/2036		500		0		13		13		3		0
Receive	1-Day USD-SOFR Compounded-OIS		3.748	Annual	03/03/2036		300		(1)		7		6		2		0
Receive	1-Day USD-SOFR Compounded-OIS		3.775	Annual	03/03/2036		200		(1)		5		4		1		0
Pay	1-Day USD-SOFR Compounded-OIS		3.960	Annual	05/22/2036		400		(1)		(1)		(2)		0		(2)
Pay	1-Day USD-SOFR Compounded-OIS		4.002	Annual	05/28/2036		100		0		0		0		0		(1)
Pay	1-Day USD-SOFR Compounded-OIS		4.006	Annual	05/28/2036		400		(1)		1		0		0		(2)
Receive	1-Day USD-SOFR Compounded-OIS		3.750	Annual	06/17/2036		968		16		6		22		5		0
Pay	1-Day USD-SOFR Compounded-OIS		3.750	Annual	06/17/2036		1,240		(12)		(15)		(27)		0		(6)

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2026 (Unaudited)

		$				$		$		$		$		$		$
Receive(7)	1-Day USD-SOFR Compounded-OIS		3.750	Annual	09/16/2036		3,050		12		59		71		16		0
Receive	1-Day USD-SOFR Compounded-OIS		3.700	Annual	02/20/2049		2,000		30		127		157		19		0
Receive	1-Day USD-SOFR Compounded-OIS		1.750	Annual	06/15/2052		300		70		48		118		2		0
Pay	1-Day USD-SOFR Compounded-OIS		4.046	Annual	11/15/2052		1,400		0		(37)		(37)		0		(15)
Pay	1-Day USD-SOFR Compounded-OIS		4.054	Annual	11/15/2052		1,460		0		(36)		(36)		0		(15)
Receive	1-Day USD-SOFR Compounded-OIS		2.750	Annual	06/21/2053		1,970		106		364		470		18		0
Receive	1-Day USD-SOFR Compounded-OIS		3.500	Annual	06/20/2054		200		(5)		29		24		2		0
Receive	1-Day USD-SOFR Compounded-OIS		3.500	Annual	12/18/2054		6,100		96		636		732		62		0
Pay	1-Day USD-SOFR Compounded-OIS		3.500	Annual	09/17/2055		4,570		(389)		(160)		(549)		0		(47)
Receive	1-Day USD-SOFR Compounded-OIS		3.750	Annual	12/17/2055		1,410		35		74		109		15		0
Pay	1-Day USD-SOFR Compounded-OIS		4.000	Annual	03/18/2056		650		(27)		5		(22)		0		(7)
Pay(7)	1-Day USD-SOFR Compounded-OIS		4.110	Annual	08/25/2057		670		(35)		26		(9)		0		(7)
Pay	1-Year BRL-CDI		13.926	Maturity	01/04/2027	BRL	800		0		(1)		(1)		0		0
Pay	1-Year BRL-CDI		13.927	Maturity	01/04/2027		8,900		0		(14)		(14)		0		0
Pay	1-Year BRL-CDI		14.009	Maturity	01/04/2027		1,700		0		(2)		(2)		0		0
Pay	1-Year BRL-CDI		12.810	Maturity	01/02/2029		9,500		0		(46)		(46)		4		0
Pay	1-Year BRL-CDI		12.975	Maturity	01/02/2029		14,100		0		(63)		(63)		6		0
Pay	1-Year BRL-CDI		13.245	Maturity	01/02/2029		16,800		0		(67)		(67)		7		0
Pay	1-Year BRL-CDI		13.291	Maturity	01/02/2029		5,800		0		(26)		(26)		2		0
Pay	1-Year BRL-CDI		13.320	Maturity	01/02/2029		500		0		(2)		(2)		0		0
Pay	1-Year BRL-CDI		12.985	Maturity	01/02/2031		17,150		(72)		(20)		(92)		10		0
Receive	1-Year BRL-CDI		14.210	Maturity	01/02/2031		14,400		0		(14)		(14)		0		(8)
Pay(7)	3-Month AUD-BBR-BBSW		5.000	Semi-Annual	09/16/2036	AUD	3,300		11		21		32		0		0
Receive	3-Month COP-IBR Compounded-OIS		8.590	Quarterly	08/22/2029	COP	2,828,150		0		45		45		1		0
Receive	3-Month COP-IBR Compounded-OIS		8.933	Quarterly	08/22/2029		2,588,150		0		34		34		1		0
Pay(7)	3-Month COP-IBR Compounded-OIS		4.668	Annual	06/16/2036	CZK	500		0		0		0		0		0
Pay(7)	3-Month COP-IBR Compounded-OIS		4.510	Annual	06/17/2036		700		0		0		0		0		0
Pay(7)	3-Month COP-IBR Compounded-OIS		4.335	Annual	07/01/2036		1,120		0		0		0		0		0
Receive(7)	3-Month PLN-WIBOR		4.723	Annual	12/01/2035	PLN	900		0		(2)		(2)		0		0
Receive(7)	3-Month PLN-WIBOR		4.685	Annual	12/02/2035		100		0		0		0		0		0
Receive(7)	3-Month PLN-WIBOR		4.730	Annual	12/31/2035		100		0		0		0		0		0
Receive(7)	3-Month PLN-WIBOR		4.960	Annual	06/16/2036		90		0		0		0		0		0
Receive(7)	3-Month PLN-WIBOR		4.800	Annual	06/17/2036		130		0		0		0		0		0
Receive(7)	3-Month PLN-WIBOR		4.625	Annual	07/01/2036		200		0		0		0		0		0
Pay	6-Month AUD-BBR-BBSW		4.500	Semi-Annual	09/20/2033	AUD	4,900		(21)		(23)		(44)		0		(1)
Pay	6-Month AUD-BBR-BBSW		4.500	Semi-Annual	06/18/2035		3,100		61		(105)		(44)		0		(1)
Receive	6-Month CLP-CHILIBOR		4.590	Semi-Annual	10/01/2029	CLP	50,000		0		0		0		0		0
Receive	6-Month CLP-CHILIBOR		4.676	Semi-Annual	09/01/2030		41,000		0		0		0		0		0
Pay	6-Month CZK-PRIBOR		3.760	Annual	11/01/2034	CZK	200		0		0		0		0		0
Pay(7)	6-Month CZK-PRIBOR		4.523	Annual	12/01/2035		5,000		0		2		2		0		0
Pay(7)	6-Month CZK-PRIBOR		4.485	Annual	12/02/2035		600		0		0		0		0		0
Pay(7)	6-Month CZK-PRIBOR		4.530	Annual	12/31/2035		500		0		0		0		0		0
Receive	6-Month EUR-EURIBOR		2.280	Annual	03/04/2030	EUR	200		0		3		3		0		0
Receive	6-Month EUR-EURIBOR		2.400	Annual	04/09/2030		100		0		1		1		0		0
Receive	6-Month EUR-EURIBOR		2.350	Annual	04/29/2030		100		0		2		2		0		0
Receive	6-Month EUR-EURIBOR		3.250	Annual	11/06/2033		100		(1)		(4)		(5)		0		0
Receive	6-Month EUR-EURIBOR		3.148	Annual	11/20/2033		100		(1)		(3)		(4)		0		0
Receive	6-Month EUR-EURIBOR		3.305	Annual	11/27/2033		90		0		(5)		(5)		0		0
Receive	6-Month EUR-EURIBOR		3.128	Annual	12/04/2033		100		(1)		(3)		(4)		0		0
Receive	6-Month EUR-EURIBOR		3.063	Annual	12/06/2033		100		0		(4)		(4)		0		0
Receive	6-Month EUR-EURIBOR		2.990	Annual	12/08/2033		100		0		(3)		(3)		0		0

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2026 (Unaudited)

		$				$		$		$		$		$		$
Receive	6-Month EUR-EURIBOR		2.910	Annual	12/29/2033		100		0		(2)		(2)		0		0
Receive	6-Month EUR-EURIBOR		2.650	Annual	01/08/2034		100		0		1		1		0		0
Receive	6-Month EUR-EURIBOR		2.590	Annual	08/19/2034		100		0		0		0		0		0
Receive	6-Month EUR-EURIBOR		2.580	Annual	08/29/2034		100		0		0		0		0		0
Receive	6-Month EUR-EURIBOR		2.390	Annual	10/01/2034		100		0		3		3		0		0
Pay	6-Month EUR-EURIBOR		2.380	Annual	12/31/2034		100		0		(3)		(3)		0		0
Pay	6-Month EUR-EURIBOR		2.220	Annual	01/08/2035		100		0		(5)		(5)		0		0
Receive	6-Month EUR-EURIBOR		2.400	Annual	02/12/2035		100		0		4		4		0		0
Pay	6-Month EUR-EURIBOR		2.420	Annual	03/07/2035		100		0		(4)		(4)		0		0
Pay	6-Month EUR-EURIBOR		2.460	Annual	03/13/2035		100		0		(3)		(3)		0		0
Pay	6-Month EUR-EURIBOR		2.520	Annual	03/27/2035		100		0		(3)		(3)		0		0
Pay	6-Month EUR-EURIBOR		2.460	Annual	04/01/2035		100		0		(4)		(4)		0		0
Receive	6-Month EUR-EURIBOR		2.510	Annual	04/09/2035		100		0		3		3		0		0
Receive	6-Month EUR-EURIBOR		2.520	Annual	04/09/2035		100		0		3		3		0		0
Receive	6-Month EUR-EURIBOR		2.530	Annual	04/23/2035		100		0		3		3		0		0
Receive	6-Month EUR-EURIBOR		2.450	Annual	05/05/2035		100		0		4		4		0		0
Pay(7)	6-Month EUR-EURIBOR		2.750	Annual	09/16/2036		11,520		(325)		117		(208)		0		(15)
Receive(7)	6-Month EUR-EURIBOR		3.000	Annual	09/16/2056		8,490		211		(57)		154		11		0
Pay(7)	CAONREPO		3.000	Semi-Annual	09/16/2036	CAD	1,500		(31)		17		(14)		0		0
Receive	CPURNSA		2.520	Maturity	04/04/2029		$1,670		6		12		18		0		(1)
Receive	CPURNSA		2.503	Maturity	03/25/2030		2,600		0		17		17		1		0
Receive	CPURNSA		2.520	Maturity	03/27/2030		3,500		0		19		19		2		0
Receive	CPURNSA		2.350	Maturity	08/12/2034		5,900		102		(10)		92		5		0
Receive	CPURNSA		2.480	Maturity	10/29/2035		540		(1)		1		0		1		0
Receive	CPURNSA		2.487	Maturity	12/07/2051		1,150		24		3		27		0		0
Receive	CPURNSA		2.453	Maturity	07/20/2052		210		0		0		0		0		0

									$549		$1,125		$1,674		$547		$(393)

Total Swap Agreements									$(1,207)		$944		$(263)		$557		$(393)

(h)	Securities with an aggregate market value of $725 and cash of $7,296 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)	Future styled option.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.

(8)	Unsettled variation margin asset of $1 for closed swap agreements is outstanding at period end.

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2026 (Unaudited)

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

	$			$			$		$		$
									Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered			Currency to be Received			Asset		Liability
AZD		07/2026	AUD		298			$213		$7		$0
		07/2026	NZD		1,638			967		37		0
		07/2026	SGD		166			130		2		0
		07/2026			$27	CAD		39		0		0
		07/2026			836	NZD		1,480		5		0
		07/2026			65	SGD		82		0		(1)
		08/2026	CAD		39			$27		0		0
		08/2026	NZD		1,480			837		0		(5)
		08/2026			$06	SGD		524		1		0
		09/2026	THB		17,945			551		7		0
BOA		07/2026	BRL		2,954			571		0		(2)
		07/2026	ILS		147			50		1		0
		07/2026	KRW		15,352			10		0		0
		07/2026	NOK		545			55		0		0
		07/2026	PEN		313			92		1		0
		07/2026	PHP		1,844			30		0		0
		07/2026	THB		1,303			39		0		0
		07/2026	TWD		1,264			40		0		0
		07/2026			$582	BRL		2,954		0		(10)
		07/2026			200	CNH		1,352		0		(1)
		07/2026			81	INR		7,639		0		0
		07/2026			15	JPY		2,421		0		0
		07/2026			217	KRW		332,283		0		(3)
		07/2026			201	NOK		1,871		0		(13)
		07/2026			16	PLN		60		0		0
		07/2026			195	TWD		6,168		0		(1)
		08/2026	HKD		297			$38		0		0
		08/2026	ILS		443			149		0		0
		08/2026			$32	INR		3,068		0		0
		09/2026	INR		15,216			$160		0		0
		09/2026	MXN		12,811			731		3		0
		09/2026	PEN		424			125		1		0
		09/2026			$60	PHP		3,673		0		0
		09/2026			39	THB		1,303		0		0
		10/2026	BRL		600			$110		0		(4)
		11/2026			$119	PEN		409		0		0
		12/2026	CLP		152,558			$168		2		0
BPS		07/2026	BRL		15,784			3,055		13		(16)
		07/2026	CAD		347			250		6		0
		07/2026	CHF		289			367		10		0
		07/2026	CLP		26,894			30		1		0
		07/2026	CNH		1,384			204		1		0
		07/2026	COP		648,820			180		0		(10)
		07/2026	CZK		2,339			112		2		0
		07/2026	GBP		102			137		1		0
		07/2026	HUF		15,212			50		1		0
		07/2026	IDR		21,966,009			1,226		1		(1)
		07/2026	ILS		648			220		2		0
		07/2026	INR		46,098			480		0		(7)
		07/2026	KRW		508,899			331		3		0
		07/2026	NOK		470			48		0		0
		07/2026	PEN		12			4		0		0
		07/2026	PHP		6,121			100		1		0
		07/2026	THB		5,964			182		3		0
		07/2026	TRY		5,788			122		0		(1)
		07/2026	TWD		4,738			149		0		0
		07/2026			$242	AUD		351		1		0
		07/2026			3,064	BRL		15,784		32		(38)
		07/2026			20	CAD		28		0		0
		07/2026			29	CLP		26,894		0		0
		07/2026			53	COP		183,730		0		0
		07/2026			471	IDR		8,422,841		1		0
		07/2026			1,216	INR		115,377		3		(2)
		07/2026			308	JPY		49,488		0		(3)
		07/2026			456	KRW		699,829		0		(4)
		07/2026			4	PEN		12		0		0
		07/2026			2,125	TWD		67,069		0		(21)
		07/2026	ZAR		13,095			$798		0		0
		08/2026	CAD		300			212		0		0
		08/2026	COP		157,219			45		0		0
		08/2026	IDR		2,515,293			140		0		0
		08/2026	ILS		459			155		1		0
		08/2026			$80	BRL		418		0		0
		08/2026			292	EUR		256		1		0
		08/2026			282	GBP		213		1		0
		08/2026			272	INR		25,774		0		0
		08/2026			149	TWD		4,746		0		0
		08/2026			247	ZAR		4,101		2		0
		09/2026	IDR		2,570,336			$142		0		(1)
		09/2026	INR		11,608			120		0		(2)
		09/2026	THB		7,560			233		4		0
		09/2026			$72	AUD		100		0		(2)
		09/2026			1,040	IDR		18,438,964		2		(18)
		09/2026			117	INR		11,145		0		0
		09/2026			148	NOK		1,400		0		(7)
		09/2026			86	SEK		800		0		(3)
		09/2026			30	THB		981		0		0
		10/2026	BRL		14,600			$2,770		34		(31)
		12/2026			$93	IDR		1,692,403		0		0

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2026 (Unaudited)

	$			$			$		$		$
BRC		07/2026	CAD		178			$129		3		0
		07/2026	COP		2,619,154			761		0		(1)
		07/2026	IDR		180,516			10		0		0
		07/2026	ILS		874			297		3		0
		07/2026	NZD		2,379			1,407		56		0
		07/2026	SGD		289			226		2		0
		07/2026	TRY		5,357			112		0		(1)
		07/2026			$690	COP		2,619,154		72		0
		07/2026			402	MYR		1,636		1		(2)
		07/2026			375	SGD		480		0		(4)
		07/2026			1,850	TRY		88,320		16		0
		07/2026	ZAR		64,551			$3,974		40		0
		09/2026			$751	COP		2,619,154		1		0
		09/2026			10	IDR		181,484		0		0
		09/2026			59	NZD		100		0		(3)
BSH		07/2026			20	CAD		28		0		0
		07/2026			273	JPY		43,391		0		(6)
		07/2026			1,449	NZD		2,564		8		0
		08/2026	NZD		2,564			$1,450		0		(8)
		09/2026	NOK		500			51		1		0
		09/2026			$94	BRL		484		0		(2)
		09/2026			624	CLP		549,810		0		(27)
		09/2026			17	PEN		58		0		0
		10/2026	BRL		9,800			$1,809		0		(48)
		12/2026	PEN		3,212			948		14		0
CBK		07/2026	BRL		259			50		0		0
		07/2026	CAD		638			458		8		0
		07/2026	CNH		570			84		0		0
		07/2026	COP		104,955			30		0		(1)
		07/2026	CZK		1,870			89		1		0
		07/2026	IDR		820,239			46		0		0
		07/2026	ILS		751			259		6		0
		07/2026	INR		26,401			280		1		0
		07/2026	KRW		44,932			30		1		0
		07/2026	NOK		1,780			186		7		0
		07/2026	PEN		2,478			726		7		(5)
		07/2026	SEK		5,684			615		29		0
		07/2026	TWD		5,377			170		1		0
		07/2026			$50	BRL		259		0		0
		07/2026			275	GBP		205		0		(3)
		07/2026			205	HUF		62,571		0		(4)
		07/2026			257	IDR		4,613,101		1		0
		07/2026			272	INR		26,401		7		0
		07/2026			88	KRW		134,655		0		(1)
		07/2026			50	PEN		171		0		0
		07/2026			118	PLN		431		0		(3)
		07/2026			170	SEK		1,570		0		(8)
		07/2026			819	TWD		25,915		0		(6)
		07/2026	ZAR		987			$60		0		0
		08/2026	CLP		18,403			20		0		0
		08/2026	COP		50,157			15		0		0
		08/2026	ILS		1,079			372		10		0
		08/2026	PEN		273			80		0		0
		08/2026	SEK		2			0		0		0
		08/2026			$59	ILS		176		0		0
		08/2026			50	INR		4,789		0		0
		08/2026			124	ZAR		2,208		10		0
		09/2026	CLP		1,463,425			$1,635		46		0
		09/2026	COP		1,257,323			337		0		(24)
		09/2026	IDR		9,632,144			534		0		(1)
		09/2026	PEN		3,632			1,053		1		(7)
		09/2026	PHP		6,812			111		1		0
		09/2026	SEK		500			52		0		0
		09/2026	THB		19,636			604		10		(1)
		09/2026			$1,042	CLP		904,668		0		(60)
		09/2026			195	IDR		3,469,908		0		(2)
		09/2026			266	INR		25,517		3		0
		09/2026			85	MXN		1,520		1		0
		09/2026			38	PEN		128		0		0
		10/2026	PEN		1,538			$444		0		(4)
		10/2026			$110	PEN		375		0		(1)
		12/2026	PEN		15,721			$4,498		0		(73)
		12/2026			$286	IDR		5,206,903		1		0
		01/2027	PEN		382			$113		2		0
CIB		07/2026	KRW		1,457,622			963		21		0
		07/2026	TWD		45,151			1,428		11		0
DUB		07/2026	CZK		2,527			121		2		0
		07/2026	IDR		629,695			35		0		0
		07/2026	INR		12,572			133		0		0
		07/2026			$89	INR		8,570		2		0
		07/2026			118	NOK		1,096		0		(7)
		07/2026			118	PLN		437		0		(2)
		07/2026			146	SGD		186		0		(2)
		07/2026	ZAR		29,980			$1,852		25		0
		08/2026			$7	PEN		23		0		0
		09/2026	IDR		8,616,491			$478		0		0

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2026 (Unaudited)

	$			$			$		$		$
		09/2026			$172	IDR		3,118,364		1		0
		09/2026			133	INR		12,658		0		0
		09/2026			43	SEK		400		0		(2)
		12/2026			94	IDR		1,698,191		0		0
FAR		07/2026	BRL		7,739			$1,489		0		(10)
		07/2026	CHF		173			220		6		0
		07/2026	CNH		1,376			203		1		0
		07/2026	HUF		169			1		0		0
		07/2026	JPY		286,077			1,768		9		0
		07/2026	SGD		6,121			4,798		67		0
		07/2026	THB		1,648			50		0		0
		07/2026			$1,517	BRL		7,739		0		(18)
		07/2026			613	CNH		4,167		1		0
		07/2026			425	HUF		131,218		0		(4)
		07/2026			637	PLN		2,338		0		(16)
		07/2026			172	SEK		1,666		0		0
		07/2026	ZAR		42,843			$2,596		0		(15)
		08/2026	CNH		4,158			613		0		(1)
		08/2026	ILS		399			139		5		0
		08/2026	SEK		1,663			172		0		0
		08/2026			$1,768	JPY		285,329		0		(9)
		09/2026	COP		645,652			$176		0		(10)
		09/2026	PEN		315			92		0		0
		09/2026	THB		25,001			766		9		0
		09/2026			$150	INR		14,378		1		0
		09/2026			69	MXN		1,218		0		0
		09/2026			586	THB		19,033		0		(10)
GLM		07/2026	BRL		10,391			$1,979		0		(35)
		07/2026	CLP		26,855			30		1		0
		07/2026	IDR		3,977,125			222		0		0
		07/2026	INR		6,723			70		0		(1)
		07/2026	KRW		97,302			63		0		0
		07/2026	MYR		2,665			658		6		0
		07/2026	PEN		22			6		0		0
		07/2026	PLN		70			19		0		0
		07/2026			$1,960	BRL		10,391		58		(5)
		07/2026			2,623	CAD		3,733		9		0
		07/2026			222	IDR		3,977,125		1		0
		07/2026			170	KRW		260,967		0		(2)
		07/2026			107	MYR		438		0		0
		07/2026			6	PEN		22		0		0
		07/2026			60	PHP		3,703		0		0
		07/2026			160	TWD		5,051		0		(1)
		07/2026			1,624	ZAR		26,821		11		0
		08/2026	CAD		3,727			$2,623		0		(9)
		08/2026			$93	INR		8,923		1		0
		09/2026	COP		777,774			$221		0		(3)
		09/2026	IDR		6,975,340			386		0		(2)
		09/2026	MXN		278			16		0		0
		09/2026	PHP		3,711			60		0		0
		09/2026	THB		14,483			446		7		0
		09/2026			$127	CHF		100		0		(2)
		09/2026			599	IDR		10,776,073		2		(3)
		09/2026			784	INR		75,500		9		0
		09/2026			100	MXN		1,742		0		(1)
		09/2026			110	MYR		446		0		(1)
		09/2026			360	THB		11,602		0		(9)
		12/2026			249	COP		970,475		24		0
IND		09/2026	IDR		6,582,744			$360		0		(5)
JPM		07/2026	AUD		1,292			921		27		0
		07/2026	BRL		21,950			4,214		10		(48)
		07/2026	CLP		36,341			40		1		0
		07/2026	CZK		666			32		0		0
		07/2026	HUF		2,689			9		0		0
		07/2026	ILS		2,227			750		4		(2)
		07/2026	INR		10,547			112		0		0
		07/2026	KRW		30,068			19		0		0
		07/2026	NOK		1,451			147		0		0
		07/2026	NZD		463			274		11		0
		07/2026	PHP		613			10		0		0
		07/2026	THB		333			10		0		0
		07/2026	TWD		3,485			110		1		0
		07/2026			$4,240	BRL		21,950		12		0
		07/2026			130	CAD		182		0		(2)
		07/2026			18	CNH		124		0		0
		07/2026			618	HUF		188,887		0		(11)
		07/2026			37	IDR		657,204		0		0
		07/2026			112	INR		10,547		0		0
		07/2026			19	KRW		30,064		0		0
		07/2026			246	NZD		436		2		0
		07/2026			790	PLN		2,880		0		(24)
		07/2026			139	THB		4,630		1		0
		08/2026	HKD		1,102			$141		0		0
		08/2026	ILS		1,719			590		12		0
		08/2026			$108	INR		10,212		0		0
		08/2026			147	NOK		1,452		0		0

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2026 (Unaudited)

	$			$			$		$		$
		09/2026	CAD		200			$141		0		0
		09/2026	IDR		660,857			37		0		0
		09/2026	INR		10,621			112		0		0
		09/2026	MXN		3,484			200		2		0
		09/2026	THB		13,317			406		4		(1)
		09/2026	TWD		10,852			343		3		0
		09/2026			$73	CAD		100		0		(2)
		09/2026			196	INR		18,708		0		0
		09/2026			174	JPY		27,800		0		(2)
		09/2026			3,924	MXN		68,265		0		(45)
		09/2026			176	THB		5,661		0		(4)
		10/2026	BRL		1,300			$237		0		(10)
		10/2026			$3,274	BRL		17,221		0		(11)
		12/2026	MXN		211			$12		0		0
		12/2026			$107	MXN		1,880		0		0
MBC		07/2026	AUD		5			$4		0		0
		07/2026	CHF		3,057			3,892		110		(1)
		07/2026	EUR		1,313			1,524		23		0
		07/2026	IDR		55,991			3		0		0
		07/2026	ILS		198			71		4		0
		07/2026	INR		12,622			134		0		0
		07/2026	NOK		468			47		0		0
		07/2026			$474	AUD		687		2		0
		07/2026			266	CHF		213		0		(3)
		07/2026			351	EUR		306		0		(1)
		07/2026			13	IDR		236,523		0		0
		07/2026			68	ILS		200		0		(1)
		07/2026			206	INR		19,864		4		0
		07/2026			254	JPY		40,431		0		(6)
		07/2026			1,338	KRW		2,028,294		0		(27)
		07/2026			281	NOK		2,604		0		(18)
		07/2026			244	SEK		2,332		0		(4)
		07/2026			40	THB		1,303		0		(1)
		08/2026	AUD		687			$474		0		(2)
		08/2026	NOK		990			100		0		0
		08/2026	SEK		1,015			104		0		0
		08/2026			$38	INR		3,617		0		0
		08/2026			47	NOK		468		0		0
		09/2026	AUD		200			$138		0		0
		09/2026	THB		3,525			106		0		(1)
		09/2026			$116	EUR		100		0		(2)
		09/2026			131	IDR		2,341,545		0		(1)
		09/2026			587	INR		56,154		3		(1)
		09/2026			100	SGD		127		0		(1)
		09/2026			1,309	THB		42,555		0		(20)
MYI		07/2026	ILS		303			$106		4		0
		07/2026	NOK		840			90		5		0
		07/2026	PLN		225			60		0		0
		08/2026			$239	CHF		193		1		0
		09/2026	PEN		674			$196		0		(1)
NGF		07/2026	IDR		3,681,299			206		0		0
		07/2026			$206	IDR		3,681,299		0		(1)
		07/2026			208	INR		20,049		3		0
		07/2026			1,105	TRY		52,001		5		0
		08/2026	SEK		113			$12		0		0
		09/2026	IDR		3,701,945			206		1		0
		09/2026			$97	IDR		1,729,572		0		(1)
SCX		07/2026	CAD		575			$413		7		0
		07/2026	INR		9,899			104		0		0
		07/2026			$85	IDR		1,524,320		0		0
		07/2026			274	INR		26,289		3		0
		07/2026			284	JPY		45,100		0		(7)
		07/2026			400	SGD		517		0		0
		08/2026	HKD		1,040			$133		0		0
		08/2026			$231	INR		22,163		2		0
		09/2026	IDR		5,146,289			$285		0		(1)
		09/2026	NZD		200			114		0		0
		09/2026	THB		995			30		0		0
		09/2026			$343	IDR		6,164,223		1		(1)
		09/2026			104	INR		9,965		0		0
		09/2026			166	THB		5,360		0		(4)
SOG		07/2026	CNH		2,313			$342		1		0
		07/2026	EUR		8,727			10,180		209		0
		07/2026	GBP		98			129		0		(1)
		07/2026			$385	AUD		557		1		0
		07/2026			3,810	CHF		3,082		5		0
		07/2026			11,072	EUR		9,734		50		0
		07/2026			10	INR		944		0		0
		07/2026			663	JPY		105,282		0		(15)
		07/2026			4,507	SGD		5,836		4		0
		08/2026	AUD		557			$384		0		(1)
		08/2026	CAD		31			22		0		0
		08/2026	CHF		3,071			3,810		0		(5)
		08/2026	EUR		9,734			11,087		0		(50)
		08/2026	SGD		5,823			4,507		0		(5)
		08/2026			$129	GBP		98		1		0

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2026 (Unaudited)

	$			$			$		$		$
		09/2026			134			100		0		(1)
		09/2026			85	JPY		13,600		0		(1)
		09/2026			100	KRW		150,520		0		(3)
SSB		07/2026	BRL		5,267			$1,020		0		0
		07/2026	CAD		2,446			1,773		49		0
		07/2026	CHF		57			72		2		0
		07/2026	KRW		30,656			20		0		0
		07/2026			$1,117	BRL		5,645		0		(23)
		07/2026			24	CAD		34		0		0
		07/2026			220	KRW		334,357		0		(4)
		08/2026	CAD		34			$24		0		0
		08/2026	COP		14,593,225			3,826		0		(397)
		09/2026	INR		41,800			440		1		0
UAG		07/2026			$352	CHF		280		0		(6)
		07/2026			120	PLN		438		0		(3)
		09/2026	MXN		4,275			$244		1		0
		09/2026	THB		19,013			580		4		0
		09/2026			$176	CLP		156,348		0		(6)
		11/2026	HUF		23,214	EUR		64		0		0
		12/2026	COP		9,513,407			$2,438		0		(239)

Total Forward Foreign Currency Contracts										$1,451		$(1,726)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	376	$4	$0
	Put - OTC USD versus KRW		1,400.000	07/13/2026	244	2	0
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	1,040	45	99
JPM	Put - OTC USD versus KRW	KRW	1,400.000	09/04/2026	500	6	0

						$57	$99

INTEREST RATE SWAPTIONS

				$		$		$		$		$
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate		Expiration Date		Notional Amount(1)		Cost		Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.093%		01/04/2027		22,800		$16		$57
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive		5.000		06/11/2027		20,300		26		19
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.063		07/06/2026		1,900		3		0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		2.972		08/04/2026		200		2		0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.222		08/04/2026		100		1		0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		2.965		08/05/2026		200		2		0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.215		08/05/2026		100		1		0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.840		08/06/2026		800		2		2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.067		08/12/2026		300		2		0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.317		08/12/2026		100		1		0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.075		08/14/2026		200		2		0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.325		08/14/2026		100		1		0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.394		08/28/2026		6,300		24		11
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.750		09/04/2026		5,700		4		3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.784		09/08/2026		330		1		1
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.750		10/19/2026		5,800		10		8
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.750		10/23/2026		2,900		6		4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.115		05/28/2027		5,400		18		18
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.188		06/07/2027		5,700		21		22
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		4.427		08/06/2035		700		62		53
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.427		08/06/2035		700		62		58
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		4.656		08/20/2035		600		52		49

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2026 (Unaudited)

				$		$		$		$		$
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.656		08/20/2035		600		52		46
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		4.693		08/27/2035		1,000		86		83
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.693		08/27/2035		1,000		86		76
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.786		08/06/2026		400		1		1
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay		2.300		05/28/2027		3,800		13		13
BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay		4.110		08/23/2027		1,900		153		89
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.110		08/23/2027		2,500		202		150
CBK	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.166		08/06/2026		900		6		2
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.163		08/23/2027		141,600		711		227
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive		3.163		08/23/2027		141,600		711		1,272
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.750		10/09/2026		7,300		18		9
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.158		06/01/2027		6,900		24		25
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.161		06/01/2027		6,900		24		25
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		4.628		08/20/2035		2,700		234		219
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		4.628		08/21/2035		2,200		190		178
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive		5.000		06/11/2027		18,200		26		17
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.216		08/06/2026		1,200		9		2
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.206		09/04/2026		1,000		4		3
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.216		09/04/2026		600		2		2
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.525		08/06/2026		12,800		69		5
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.394		08/28/2026		6,200		26		11
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.663		09/04/2026		300		1		0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.750		12/07/2026		4,400		16		11
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay		4.110		08/23/2027		5,500		444		258
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.110		08/23/2027		7,200		581		431
JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.750		08/03/2026		8,200		9		1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		2.989		08/06/2026		300		3		0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.239		08/06/2026		200		3		0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		2.995		08/07/2026		200		2		0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.245		08/07/2026		100		1		0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.038		08/11/2026		300		2		0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.288		08/11/2026		100		1		0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		4.485		07/31/2035		4,500		396		346
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.485		07/31/2035		4,500		396		364
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay		4.296		02/04/2028		1,200		84		87
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.296		02/04/2028		1,200		84		66
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive		3.857		10/07/2026		24,100		19		77
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.141		12/30/2026		24,600		18		56
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.082		01/04/2027		24,500		18		63
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.230		09/04/2026		400		1		1
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.303		07/08/2026		1,200		3		0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.255		08/03/2026		3,000		39		0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.505		08/03/2026		2,600		52		0

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2026 (Unaudited)

				$		$		$		$		$
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.255		08/03/2026		2,600		38		4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.819		08/06/2026		1,100		3		2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.048		08/10/2026		300		2		0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.298		08/10/2026		100		1		0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.373		08/10/2026		3,700		13		4
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.750		11/02/2026		800		3		1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		4.485		08/07/2035		700		62		54
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.485		08/07/2035		700		62		57
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay		2.075		05/28/2027		6,900		12		13
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		4.520		08/13/2035		1,400		123		109
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.520		08/13/2035		1,400		123		112

											$5,581		$4,877

Total Purchased Options											$5,638		$4,976

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Call - OTC CDX.IG-46 5-Year Index	Buy	0.500%	07/15/2026	3,200	$(1)	$(1)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.600	07/15/2026	3,200	(5)	0
	Call - OTC CDX.IG-46 5-Year Index	Buy	0.525	08/19/2026	6,800	(7)	(9)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.650	08/19/2026	6,800	(8)	(2)
RBC	Put - OTC CDX.IG-46 5-Year Index	Sell	0.700	07/15/2026	3,200	(3)	0
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.525	08/19/2026	1,900	(4)	(2)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.550	08/19/2026	1,900	(3)	(2)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.600	08/19/2026	15,400	(15)	(8)

						$(46)	$(24)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW 1,350.000	07/09/2026	376	$(1)	$0
	Put - OTC USD versus KRW	1,350.000	07/13/2026	244	(1)	0
	Put - OTC USD versus ZAR	ZAR 17.000	08/19/2026	2,070	(44)	(83)
JPM	Put - OTC USD versus KRW	KRW 1,350.000	09/04/2026	500	(3)	0
UAG	Call - OTC EUR versus HUF	HUF 375.000	11/10/2026	280	(4)	(2)

					$(53)	$(85)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CKL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SOFR	Receive	4.280%	08/28/2026	2,600	$(25)	$(22)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.004	07/08/2026	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.284	07/08/2026	200	(1)	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	07/24/2026	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.135	07/24/2026	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SOFR	Receive	4.280	08/28/2026	2,300	(24)	(19)
MYC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.550	07/01/2026	1,200	(2)	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.877	08/10/2026	3,300	(13)	(13)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.903	07/08/2026	3,300	(3)	(2)

							$(69)	$(57)

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2026 (Unaudited)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 09/01/2056	$99.422	09/08/2026	$500	$(1)	$(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	100.625	08/06/2026	2,000	(8)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.031	09/04/2026	2,000	(4)	(4)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2056	92.891	07/06/2026	3,700	(15)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2056	93.969	07/06/2026	2,500	(5)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	89.641	08/06/2026	12,800	(67)	(5)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	95.188	08/06/2026	1,100	(2)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	95.383	08/06/2026	1,500	(3)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2056	96.875	08/06/2026	800	(3)	(2)
JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	95.531	08/06/2026	500	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 09/01/2056	100.188	09/04/2026	500	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	101.469	08/06/2026	900	(1)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.000	09/04/2026	2,900	(5)	(5)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.469	09/08/2026	2,300	(9)	(11)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.469	09/08/2026	2,300	(9)	(7)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 08/01/2056	103.344	08/06/2026	1,200	(2)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 08/01/2056	103.344	08/06/2026	1,200	(2)	(2)
MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	101.000	08/06/2026	2,400	(8)	(2)

					$(146)	$(48)

Total Written Options					$(314)	$(214)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Saudi Arabia Government International Bonds	1.000%	Quarterly	12/20/2035	0.901%	$200	$0	$2	$2	$0
JPM	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2035	0.881	500	3	1	4	0

							$3	$3	$6	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	630	$142	$(8)	$134	$0
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		1,760	393	(19)	374	0
BRC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046		$781	(222)	160	0	(62)
CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR	840	191	(12)	179	0
JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		2,160	493	(34)	459	0
MYC	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		290	67	(5)	62	0

							$1,064	$82	$1,208	$(62)

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2026 (Unaudited)

TOTAL RETURN SWAPS ON INDEXES

										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Receive	ERAEMLT Index	34	4.930% (SOFR plus a specified spread)	Maturity	07/01/2026	$178	$0	$57	$57	$0
MEI	Receive	ERAEMLN Index	3,339	4.290% (SOFR plus a specified spread)	Monthly	07/08/2026	10,308	0	(38)	0	(38)
	Receive	ERAEMLN Index	33,380	4.250% (SOFR plus a specified spread)	Monthly	08/05/2026	103,047	0	(374)	0	(374)
	Receive	ERAEMLN Index	36,598	4.460% (SOFR plus a specified spread)	Monthly	04/07/2027	112,982	0	(425)	0	(425)

								$0	$(780)	$57	$(837)

TOTAL RETURN SWAPS ON SECURITIES

										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Janus Henderson AAA CLO ETF	13,157	3.210% (SOFR plus a specified spread)	Monthly	07/28/2026	$664	$0	$(2)	$0	$(2)
FAR	Pay	Amazon.com,Inc.	8,284	5.660% (SOFR plus a specified spread)	Maturity	07/29/2026	1,928	0	(46)	0	(46)
	Pay	NVIDIA Corp.	34,617	5.660% (SOFR plus a specified spread)	Maturity	07/29/2026	6,776	0	(145)	0	(145)
JPM	Pay	Janus Henderson AAA CLO ETF	13,157	3.560% (SOFR plus a specified spread)	Monthly	07/28/2026	664	0	2	2	0

								$0	$(191)	$2	$(193)

Total Swap Agreements								$1,067	$(886)	$1,273	$(1,092)

(j)

Securities with an aggregate market value of $17,289 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$393	$0	$393
Corporate Bonds & Notes
Banking & Finance	0	3,773	0	3,773
Industrials	0	2,487	0	2,487
Utilities	0	688	0	688
Municipal Bonds & Notes
Nebraska	0	66	0	66
U.S. Government Agencies	0	216,148	0	216,148
U.S. Treasury Obligations	0	5,169	0	5,169
Non-Agency Mortgage-Backed Securities	0	20,202	0	20,202
Asset-Backed Securities
Automobile ABS Other	0	1,792	0	1,792
Automobile Sequential	0	1,574	0	1,574
CMBS Other	0	5,265	0	5,265
Home Equity Other	0	9,728	0	9,728
Whole Loan Collateral	0	4,332	0	4,332
Other ABS	0	14,520	571	15,091
Sovereign Issues	0	29,483	0	29,483
Common Stocks
Consumer Discretionary	1,974	0	0	1,974
Information Technology	6,927	0	0	6,927
Exchange-Traded Funds	36,885	0	0	36,885
Short-Term Instruments
Commercial Paper	0	3,980	0	3,980
Repurchase Agreements	0	8,900	0	8,900
Nigeria Treasury Bills	0	553	0	553
U.S. Treasury Bills	0	13,289	0	13,289

	$45,786	$342,342	$571	$388,699

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$29,153	$0	$0	$29,153

Total Investments	$74,939	$342,342	$571	$417,852

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(24,435)	$0	$(24,435)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	59	579	0	638
Over the counter	0	7,700	0	7,700

	$59	$8,279	$0	$8,338
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(297)	(548)	0	(845)
Over the counter	0	(2,970)	(62)	(3,032)

	$(297)	$(3,518)	$(62)	$(3,877)

Total Financial Derivative Instruments	$(238)	$4,761	$(62)	$4,461

Totals	$74,701	$322,668	$509	$397,878

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust